GOODWILL AND INTANGIBLE ASSETS - Schedule of Estimated Future Annual Pre-Tax Amortization Expense of Definite-Lived Intangible Assets (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 6,083
2020	4,297
2021	3,356
2022	2,638
2023	1,754
Thereafter	6,381
Net	$ 24,509	$ 30,409